Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2022	2023
	$	$

Office equipment	549	495
Laboratory equipment	1,499	1,585
Motor vehicles	99	97
Leasehold improvements	272	272

	2,419	2,449
Less: accumulated depreciation	(551)	(821)

Property and equipment, net	1,868	1,628

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were $61, $232 and $302, respectively.